Other non-financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Non-financial Assets
Schedule of other non-financial assets

	As of December 31, 2024		As of December 31, 2023
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Insurances paid	3,733,396	91,829	7,023,579	2,605,172
Advertising	13,826,543	10,728,679	9,430,148	9,452,969
Advances to suppliers	9,039,012	-	9,860,004	-
Prepaid expenses	2,609,228	2,671,728	1,736,475	156,307
Total advances	29,208,179	13,492,236	28,050,206	12,214,448
Guarantees paid	6,898	172,873	-	92,963
Consumables	1,074,281	-	754,621	-
Dividends receivable	854,084	-	869,878	-
Others	-	9,127	-	3,616
Total others assets	1,935,263	182,000	1,624,499	96,579
Total	31,143,442	13,674,236	29,674,705	12,311,027